Income Taxes - Disclosure of detailed information about effective income tax expense (recovery) (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Major components of tax expense (income) [abstract]
Loss for the period	$ (1,882,178)	$ (1,584,533)
Tax rate	27.00%	27.00%
Expected income tax recoverable at statutory rate	$ (508,000)	$ (428,000)
Change due to acquisition, tax rates, and other	0	(32,131)
Non-deductible items	54,000	166,000
Share issuance costs	(1,000)	(26,000)
Expired non-capital losses	0	350,282
Change in unrecognized deductible temporary differences	455,000	(30,151)
Total income tax recovery	$ 0	$ 0